SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended						12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Foreign Exchange Contract [Member] United States of America, Dollars [Member] USD ($)	Dec. 31, 2013 Foreign Exchange Contract [Member] NIS [Member] USD ($)	Dec. 31, 2013 Foreign Exchange Contract [Member] Euro [Member] EUR (€)	Dec. 31, 2013 Goodwill [Member]	Dec. 31, 2011 RFID and Mobile Solutions [Member] USD ($)	Dec. 31, 2011 Supply Chain Solutions [Member] USD ($)
Impairment of long-lived assets:
Impairment of intangible assets			$ 555					$ 85	$ 470
Goodwill:
WACC							15.88%
Long-term growth rate							2.00%
Severance pay:
Severance expenses	244	117	242
Income taxes:
Tax income (tax expense)	31	195	261
Derivative financial instruments:
Notional principal of foreign exchange contracts				1,313	310	660
Derivative liability		5
Derivatives	$ 17
Basic and diluted net earnings (loss) per share:
Anti-dilutive securities	331,300	255,228	381,153